Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan - Restricted Stock [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of shares, RSAs granted and unvested at beginning of year | shares	667,181
Weighted average Grant date fair value per share, RSAs granted and unvested at beginning of year | $ / shares	$ 7.74
Aggregate value, RSAs granted and unvested at beginning of year | $	$ 5,161
Number of shares, Granted | shares	508,808
Weighted average Grant date fair value per share, Granted | $ / shares	$ 8.3
Aggregate value, Granted | $	$ 4,223
Number of shares, Vested | shares	(298,859)
Weighted average Grant date fair value per share, Vested | $ / shares	$ 7.79
Aggregate value, Vested | $	$ (2,327)
Number of shares, RSAs granted and unvested at end of year | shares	877,130
Weighted average Grant date fair value per share, RSAs granted and unvested at end of year | $ / shares	$ 8.05
Aggregate value, RSAs granted and unvested at end of year | $	$ 7,057